Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Accounts Receivable and Other Receivables (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and Other Receivables [Line Items]
Total customers	$ 68,382,413	$ 89,263,870
Domestic customers [member]
Trade and Other Receivables [Line Items]
Total customers	35,049,717	46,792,824
Export customers [member]
Trade and Other Receivables [Line Items]
Total customers	$ 33,332,696	$ 42,471,046